Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Provisions

	Restructuring	Warranty	Onerous	Contingent	Legal	Other
Balance	provision	provision	contracts	consideration	provision	liabilities	Total
At January 1, 2021	$10	$9,625	$—	$—	$—	$1,764	$11,399
Provisions made during year	131	4,102	300	26,258	—	109	30,900
Provisions used/paid during year	(136)	(3,894)	—	—	—	—	(4,030)
Provisions reversed/expired during year	—	(1,112)	—	—	—	—	(1,112)
Effect of movements in exchange rates	—	(9)	—	—	—	4	(5)
At December 31, 2021	5	8,712	300	26,258	—	1,877	37,152
Opening retained earnings adjustment (note 3)	—	—	1,200	—	—	—	1,200
Provisions made during year	455	5,851	2,900	—	2,968	45	12,219
Provisions used/paid during year	(320)	(2,391)	—	(14,900)	—	—	(17,611)
Provisions reversed/expired during year	—	(860)	—	(9,280)	—	—	(10,140)
Effect of movements in exchange rates	(3)	15	—	—	—	(117)	(105)
At December 31, 2022	$137	$11,327	$4,400	$2,078	$2,968	$1,805	$22,715

At December 31, 2021
Current	$5	$8,712	$300	$19,240	$—	$—	$28,257
Non-current	—	—	—	7,018	—	1,877	8,895
	$5	$8,712	$300	$26,258	$—	$1,877	$37,152

At December 31, 2022
Current	$137	$11,327	$4,400	$2,078	$2,968	$—	$20,910
Non-current	—	—	—	—	—	1,805	1,805
	$137	$11,327	$4,400	$2,078	$2,968	$1,805	$22,715